Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Asset Manager: Growth Portfolio

March 31, 2019

VIPAMG-QTLY-0519
1.799876.115

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.37% to 2.39% 4/18/19 to 6/27/19 (a)
(Cost $339,332)	340,000	339,330
	Shares	Value

Fixed-Income Funds - 24.5%
Fidelity Emerging Markets Debt Central Fund (b)	112,010	$1,059,611
Fidelity Floating Rate Central Fund (b)	21,232	2,148,633
Fidelity High Income Central Fund 1 (b)	43,709	4,083,698
Fidelity Inflation-Protected Bond Index Central Fund (b)	86,932	8,685,364
Fidelity International Credit Central Fund (b)	13,750	1,357,779
Fidelity VIP Investment Grade Central Fund (b)	309,062	32,417,528
iShares 20+ Year Treasury Bond ETF	25,355	3,205,886
TOTAL FIXED-INCOME FUNDS
(Cost $51,481,747)		52,958,499

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 2.48% (c)	1,097,202	1,097,421
Fidelity Money Market Central Fund, 2.68% (c)	151,306	151,322
TOTAL MONEY MARKET FUNDS
(Cost $1,248,725)		1,248,743

Equity Funds - 74.8%
Domestic Equity Funds - 48.8%
Fidelity Commodity Strategy Central Fund (b)	291,920	1,447,924
Fidelity Communication Services Central Fund (b)	42,926	8,384,354
Fidelity Consumer Discretionary Central Fund (b)	31,860	10,447,987
Fidelity Consumer Staples Central Fund (b)	34,287	6,687,932
Fidelity Energy Central Fund (b)	45,566	5,004,026
Fidelity Financials Central Fund (b)	192,715	18,595,116
Fidelity Health Care Central Fund (b)	35,736	15,322,940
Fidelity Industrials Central Fund (b)	36,458	9,945,812
Fidelity Information Technology Central Fund (b)	61,292	22,887,821
Fidelity Materials Central Fund (b)	13,082	2,627,214
Fidelity Real Estate Equity Central Fund (b)	8,854	1,009,356
Fidelity Utilities Central Fund (b)	18,365	3,430,499

TOTAL DOMESTIC EQUITY FUNDS		105,790,981

International Equity Funds - 26.0%
Fidelity Emerging Markets Equity Central Fund (b)	52,594	11,215,206
Fidelity International Equity Central Fund (b)	350,247	26,594,278
iShares Core MSCI Emerging Markets ETF	143,541	7,422,506
iShares MSCI EAFE Index ETF	98,076	6,361,209
iShares MSCI Japan ETF	85,669	4,687,808

TOTAL INTERNATIONAL EQUITY FUNDS		56,281,007

TOTAL EQUITY FUNDS
(Cost $149,093,308)		162,071,988
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $202,163,112)		216,618,560
NET OTHER ASSETS (LIABILITIES) - 0.0%		(93,182)
NET ASSETS - 100%		$216,525,378

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	53	June 2019	$7,520,170	$(227,620)	$(227,620)

The notional amount of futures sold as a percentage of Net Assets is 3.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $339,330.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,939
Fidelity Communication Services Central Fund	4,325
Fidelity Consumer Discretionary Central Fund	5,885
Fidelity Consumer Staples Central Fund	3,938
Fidelity Emerging Markets Debt Central Fund	15,812
Fidelity Emerging Markets Equity Central Fund	13,270
Fidelity Energy Central Fund	20,018
Fidelity Financials Central Fund	21,431
Fidelity Floating Rate Central Fund	31,853
Fidelity Health Care Central Fund	6,113
Fidelity High Income Central Fund 1	63,705
Fidelity Industrials Central Fund	21,533
Fidelity Inflation-Protected Bond Index Central Fund	10,009
Fidelity Information Technology Central Fund	38,475
Fidelity International Credit Central Fund	12,174
Fidelity International Equity Central Fund	43,357
Fidelity Materials Central Fund	3,117
Fidelity Money Market Central Fund	994
Fidelity Securities Lending Cash Central Fund	412
Fidelity Utilities Central Fund	9,330
Fidelity VIP Investment Grade Central Fund	296,893
Total	$660,583

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$1,369,730	$14,428	$30,547	$(1,590)	$95,903	$1,447,924	0.6%
Fidelity Communication Services Central Fund	7,214,391	373,561	396,853	9,533	1,183,722	8,384,354	0.5%
Fidelity Consumer Discretionary Central Fund	9,362,394	138,205	470,996	33,500	1,384,884	10,447,987	0.5%
Fidelity Consumer Staples Central Fund	5,886,298	83,981	286,273	(26,215)	1,030,141	6,687,932	0.5%
Fidelity Emerging Markets Debt Central Fund	1,020,915	30,239	30,547	(313)	39,317	1,059,611	0.7%
Fidelity Emerging Markets Equity Central Fund	6,442,240	4,363,144	460,912	(78)	870,812	11,215,206	1.1%
Fidelity Energy Central Fund	4,467,763	84,925	231,242	(31,817)	714,397	5,004,026	0.5%
Fidelity Financials Central Fund	17,255,789	260,472	853,011	(31,304)	1,963,170	18,595,116	0.6%
Fidelity Floating Rate Central Fund	2,090,602	60,706	61,094	(1,009)	59,428	2,148,633	0.1%
Fidelity Health Care Central Fund	14,253,091	197,285	684,555	41,869	1,515,250	15,322,940	0.5%
Fidelity High Income Central Fund 1	3,842,872	110,969	97,069	1,191	225,735	4,083,698	0.8%
Fidelity Industrials Central Fund	8,748,390	151,957	468,528	(16,274)	1,530,267	9,945,812	0.6%
Fidelity Inflation-Protected Bond Index Central Fund	7,470,174	1,407,200	400,551	1,800	206,741	8,685,364	0.7%
Fidelity Information Technology Central Fund	19,976,403	306,313	1,241,779	57,120	3,789,764	22,887,821	0.5%
Fidelity International Credit Central Fund	1,311,077	29,487	36,656	(242)	54,113	1,357,779	0.8%
Fidelity International Equity Central Fund	24,536,329	549,121	1,047,928	(15,419)	2,572,175	26,594,278	1.1%
Fidelity Materials Central Fund	2,453,816	41,160	136,488	(25,442)	294,168	2,627,214	0.5%
Fidelity Real Estate Equity Central Fund	872,167	11,543	24,437	722	149,361	1,009,356	0.7%
Fidelity Utilities Central Fund	3,217,606	50,635	149,133	3,850	307,541	3,430,499	0.6%
Fidelity VIP Investment Grade Central Fund	29,673,651	2,954,439	987,511	(608)	777,557	32,417,528	0.6%
Total	$171,465,698	$11,219,770	$8,096,110	$(726)	$18,764,446	$193,353,078

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.